Consolidated Schedule of Investments (unaudited) April 30, 2019	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 48.8%

Beverages — 0.6%
Constellation Brands, Inc., Class A	6,377	$1,349,820

Biotechnology — 0.2%
StillCanna, Inc. (Acquired 04/09/19, cost $380,524) (a)(b)	440,928	407,785

Chemicals — 3.5%
American Vanguard Corp.	24,959	392,855
FMC Corp.	18,056	1,427,507
Koninklijke DSM NV	4,751	543,382
Livent Corp. (c)	22,095	238,184
Nutrien Ltd.	28,808	1,562,431
Robertet SA	1,100	702,012
Symrise AG	10,625	1,021,291
Umicore SA	17,204	667,651
UPL Ltd.	81,841	1,140,739

		7,696,052

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	68,700	953,556

Electronic Equipment, Instruments & Components — 0.5%
Trimble, Inc. (c)	25,615	1,045,604

Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	24,006	576,624
Halliburton Co.	22,457	636,207
Patterson-UTI Energy, Inc.	12,963	176,167
Schlumberger Ltd.	8,423	359,494

		1,748,492

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	2,850	699,760
Kroger Co.	48,625	1,253,552
Sprouts Farmers Market, Inc. (c)	37,425	801,643
Total Produce PLC	461,371	822,786

		3,577,741

Food Products — 5.9%
BRF SA — ADR (c)	58,300	456,489
Calavo Growers, Inc.	10,376	994,125
Clean Seas Seafood Ltd. (c)	413,515	281,305
Cranswick PLC	24,170	914,576
Freshpet, Inc. (c)(d)	10,225	456,648
Glanbia PLC	65,702	1,207,806
Greencore Group PLC	185,550	556,502
Gruma SAB de CV, Class B	80,125	800,922
Hormel Foods Corp.	13,021	520,059
Ingredion, Inc.	10,086	955,648
JBS SA	149,150	746,302
Kerry Group PLC, Class A	12,424	1,390,694
Leroy Seafood Group ASA	65,239	472,356
Nestlé SA, Registered Shares	10,091	971,538
Norway Royal Salmon ASA	20,604	445,398
PureCircle Ltd. (c)(d)	254,589	1,012,553
Tyson Foods, Inc., Class A	6,766	507,518

		12,690,439

Health Care Providers & Services — 0.2%
PetIQ, Inc. (c)(d)	14,325	393,508

Internet & Direct Marketing Retail — 1.3%
Delivery Hero SE (c)(e)	13,756	633,969
GrubHub, Inc. (c)	12,504	835,142
HelloFresh SE (c)	25,575	258,165
Ocado Group PLC (c)	46,725	831,816
Waitr Holdings, Inc. (c)	20,600	201,056

		2,760,148

Machinery — 1.0%
Ag Growth International, Inc.	19,142	836,007

Security	Shares	Value

Machinery (continued)
Deere & Co.	7,581	$1,255,641

		2,091,648

Metals & Mining — 15.6%
Acacia Mining PLC (c)	48,240	92,437
Agnico Eagle Mines Ltd.	39,710	1,644,481
Alacer Gold Corp. (c)	27,700	73,401
Alamos Gold, Inc., Class A	98,847	458,930
Anglo American PLC	43,139	1,119,446
AngloGold Ashanti Ltd. — ADR (d)	14,491	170,994
B2Gold Corp. (c)	218,170	592,774
Barrick Gold Corp.	141,362	1,798,125
Belo Sun Mining Corp. (c)(d)	142,261	26,016
BHP Group PLC	133,358	3,147,864
Centamin PLC	237,745	275,288
Centerra Gold, Inc. (c)	59,710	303,965
China Molybdenum Co. Ltd., H Shares	327,000	123,366
Coronado Global Resources, Inc. — CDI (e)	123,383	255,453
Endeavour Mining Corp. (c)(d)	32,532	461,864
ERO Copper Corp. (c)	37,715	517,149
Evolution Mining Ltd.	115,588	260,556
First Quantum Minerals Ltd.	89,157	941,682
Franco-Nevada Corp.	13,010	932,171
Fresnillo PLC	41,485	406,316
Galaxy Resources Ltd. (c)	38,045	39,263
Glencore PLC	557,718	2,212,783
Gold Road Resources Ltd. (c)	99,451	65,678
Iluka Resources Ltd.	65,631	400,494
Impala Platinum Holdings Ltd. (c)	71,127	286,051
Ivanhoe Mines Ltd., Class A (c)	69,634	169,446
KAZ Minerals PLC	51,661	438,054
Kinross Gold Corp. (c)	139,834	444,646
Lundin Mining Corp.	81,245	436,032
MAG Silver Corp. (c)	23,508	230,921
Metro Mining Ltd. (c)(d)	511,950	54,088
MMG Ltd. (c)	344,000	148,929
Neo Lithium Corp. (c)	143,078	76,895
Nevada Copper Corp. (c)	662,786	200,365
Newcrest Mining Ltd.	64,528	1,139,902
Newmont Goldcorp Corp.	79,277	2,462,344
Newmont Goldcorp Corp.	13,250	409,457
Nickel Mines Ltd. (c)(d)	633,969	188,183
Northern Star Resources Ltd.	94,649	548,070
Oklo Resources Ltd. (c)(d)	260,260	36,694
Osisko Gold Royalties Ltd.	6,715	75,886
OZ Minerals Ltd.	75,934	534,671
Polyus PJSC — GDR, Registered Shares	10,775	423,872
Pretium Resources, Inc. (c)	32,086	243,573
Rio Tinto PLC	43,143	2,516,926
Saracen Mineral Holdings Ltd. (c)	59,064	116,503
Sheffield Resources Ltd. (c)	642,101	237,641
Sierra Metals, Inc. (c)(d)	152,164	221,482
Sigma Lithium Resources Corp. (c)	115,347	146,369
Sociedad Minera Cerro Verde SAA	25,049	591,156
SolGold PLC (c)(d)	711,334	347,843
South32 Ltd.	352,454	832,433
Stelco Holdings, Inc.	12,513	140,102
Teck Resources Ltd., Class B	41,960	992,232
Titan Mining Corp. (c)	159,796	59,639
TMAC Resources, Inc. (c)(d)	12,129	35,128
Torex Gold Resources, Inc. (c)	23,155	221,404
Trevali Mining Corp. (c)	439,199	114,742
Vale SA — ADR	139,411	1,781,673
Wheaton Precious Metals Corp.	20,004	432,721

		33,656,569

Oil, Gas & Consumable Fuels — 16.1%
Anadarko Petroleum Corp.	17,849	1,300,300
BP PLC	432,860	3,147,635
Cairn Energy PLC (c)	139,977	312,300

1

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.	31,331	$940,608
Chevron Corp.	10,633	1,276,598
CNOOC Ltd.	189,000	343,287
Concho Resources, Inc.	8,723	1,006,460
ConocoPhillips	24,810	1,566,007
Eni SpA	41,278	703,427
EOG Resources, Inc.	14,042	1,348,734
EQT Corp.	17,585	359,613
Exxon Mobil Corp.	45,915	3,686,056
Galp Energia SGPS SA	32,072	537,730
Hess Corp.	4,024	258,019
Kosmos Energy Ltd.	80,605	539,247
Marathon Petroleum Corp.	23,777	1,447,306
Noble Energy, Inc.	26,896	727,806
Oil Search Ltd.	75,572	413,865
Pioneer Natural Resources Co.	6,947	1,156,398
Royal Dutch Shell PLC, A Shares	149,612	4,766,858
Suncor Energy, Inc.	40,864	1,347,594
TOTAL SA	54,242	3,015,365
TransCanada Corp.	31,579	1,507,174
Valero Energy Corp.	15,008	1,360,625
Whitehaven Coal Ltd.	147,125	436,349
Williams Cos., Inc.	48,099	1,362,645

		34,868,006

Paper & Forest Products — 0.0%
Quintis Ltd. (a)(c)(d)	784,452	6

Pharmaceuticals — 0.3%
Curaleaf Holdings, Inc. (c)	59,305	589,641

Specialty Retail — 0.7%
Tractor Supply Co.	13,940	1,442,790

Trading Companies & Distributors — 0.1%
Yellow Cake PLC (c)(e)	91,269	255,882

Total Common Stocks — 48.8% (Cost: $92,322,949)		105,527,687

Warrants — 0.0%

Metals & Mining — 0.0%
First Cobalt Corp. (1 Share for 1 Warrant, Expires 03/15/20, Strike Price CAD 1.50) (a)(c)	125,498	1

Security	Shares	Value

Metals & Mining (continued)
Nemaska Lithium, Inc. (Issued/exercisable 07/08/16, 1 Share for 1 Warrant, Expires 07/08/19, Strike Price CAD 1.50) (c)	13,588	$101

Total Warrants — 0.0% (Cost: $2,765)		102

Total Long-Term Investments — 48.8% (Cost: $92,325,714)		105,527,789

Short-Term Securities — 51.0%

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (f)(i)	1,985,696	1,985,696
SL Liquidity Series, LLC, Money Market Series, 2.61% (f)(g)(i)	793,206	793,365

Total Money Market Funds — 1.3% (Cost: $2,778,990)		2,779,061

	Par (000)

U.S. Treasury Obligations — 49.7%
U.S. Treasury Bills (h):
2.48%, 05/09/19	$18,000	17,990,499
2.48%, 06/06/19	18,000	17,957,157
2.40%, 07/05/19	18,000	17,922,569
2.44%, 08/08/19	18,000	17,882,314
2.48%, 09/05/19	18,000	17,849,664
2.41%, 10/03/19	18,000	17,815,938

Total U.S. Treasury Obligations — 49.7% (Cost: $107,408,867)		107,418,141

Total Short-Term Securities — 51.0% (Cost: $110,187,857)		110,197,202

Total Investments — 99.8% (Cost: $202,513,571)		215,724,991

Other Assets Less Liabilities — 0.2%		498,857

Net Assets — 100.0%		$216,223,848

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $407,785, representing 0.2% of its net assets as of period end, and an original cost of $380,524.

(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.
(i)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,506,388	479,308	1,985,696	$1,985,696	$31,861		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,270,266	(477,060)	793,206	793,365	33,099	(b)	41	(138)

				$2,779,061	$64,960		$41	$(138)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Commodity Strategies Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency

CAD	Canadian Dollar

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

BCOMTR	Bloomberg Commodity Index Total ReturnSM

BCOMRST	Bloomberg Roll Select Commodity Total Return IndexSM

CDI	CREST Depository Interest

GDR	Global Depositary Receipts

OTC	Over-the-counter

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Reference	Frequency	Counterparty

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/01/19	USD	1,992	$(228,543)	$—	$(228,543)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/15/19	USD	2,776	(344,353)	—	(344,353)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	05/29/19	USD	1,291	(141,425)	—	(141,425)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	06/25/19	USD	1,480	(98,846)	—	(98,846)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	10/22/19	USD	2,995	(183,278)	—	(183,278)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	12/13/19	USD	1,780	(42,300)	—	(42,300)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	01/22/20	USD	45,113	37,317	—	37,317

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	01/28/20	USD	1,804	5,076	—	5,076

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	01/29/20	USD	1,809	(8,234)	—	(8,234)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/30/20	USD	3,644	(13,990)	—	(13,990)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	02/14/20	USD	4,704	36,824	—	36,824

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	02/20/20	USD	1,005	(19,997)	—	(19,997)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	03/09/20	USD	1,356	(5,999)	—	(5,999)

3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/12/20	USD	33,353	(118,453)	—	(118,453)

3

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Commodity Strategies Fund

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Reference	Frequency	Counterparty
3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/14/20	USD	2,371	$(22,234)	$—	$(22,234)
3-month U.S. Treasury Bill, 2.40%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	03/20/20	USD	1,003	(25,358)	—	(25,358)

								$(1,173,793)	$—	$(1,173,793)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Beverages	$1,349,820	$—	$—	$1,349,820
Biotechnology	—	—	407,785	407,785
Chemicals	5,344,280	2,351,772	—	7,696,052
Containers & Packaging	953,556	—	—	953,556
Electronic Equipment, Instruments & Components	1,045,604	—	—	1,045,604
Energy Equipment & Services	1,748,492	—	—	1,748,492
Food & Staples Retailing	3,577,741	—	—	3,577,741
Food Products	10,331,969	2,358,470	—	12,690,439
Health Care Providers & Services	393,508	—	—	393,508
Internet & Direct Marketing Retail	1,928,332	831,816	—	2,760,148
Machinery	2,091,648	—	—	2,091,648
Metals & Mining	18,029,943	15,626,626	—	33,656,569
Oil, Gas & Consumable Fuels	21,191,190	13,676,816	—	34,868,006
Paper & Forest Products	—	—	6	6
Pharmaceuticals	589,641	—	—	589,641
Specialty Retail	1,442,790	—	—	1,442,790
Trading Companies & Distributors	255,882	—	—	255,882
Warrants	101	—	1	102

4

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Commodity Strategies Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short Term Securities:
Money Market Funds	$1,985,696	$—	$—	$1,985,696
U.S. Treasury Obligations	—	107,418,141	—	107,418,141

Subtotal	$72,260,193	$142,263,641	$407,792	$214,931,626

Investments Valued at NAV(a)				793,365

Total Investments				$215,724,991

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$—	$79,217	$—	$79,217
Liabilities:
Commodity contracts	—	(1,253,010)	—	(1,253,010)

	$—	$(1,173,793)	$—	$(1,173,793)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

5